Other Information	12 Months Ended
Dec. 31, 2020
Other Information
Other Information

27. Other Information

27.1Employees

The Group had an average of 620 employees (2019: 681; 2018: 663) in the reporting period. The employees are divided in industrial employees and commercial employees. In 2020, the industrial employees amounted to 424 (2019: 487; 2018: 465) and the commercial employees amounted to 197 (2019: 194; 2018: 198).